Fees Summary	Sep. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,252,000
Previously Paid Amount	0.00
Total Fee Amount	2,546.40
Total Offset Amount	0.00
Net Fee	2,546.40
Narrative - Max Aggregate Offering Price	$ 17,252,000
Final Prospectus	true